DESCRIPTION OF BUSINESS AND SEGMENTED DISCLOSURES - Schedule of Segment and Operational Information (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Revenues
Gross Sales	$ 17,937	$ 14,053	$ 50,364	$ 41,198
Less: Royalties	(1,953)	(858)	(4,597)	(2,385)
Revenues	15,984	13,195	45,767	38,813
Expenses
Purchased Product	4,711	6,140	13,872	18,100
Transportation and Blending	3,642	2,405	11,155	7,856
Purchased Product, Transportation and Blending	8,353	8,545	25,027	25,956
Operating	1,445	1,594	4,313	4,971
(Gain) Loss on Risk Management	7	(2)	80	(79)
Depreciation, Depletion and Amortization	1,481	1,322	4,437	3,820
Exploration Expense	15	1	31	9
(Income) Loss From Equity-Accounted Affiliates	(18)	(9)	(79)	(45)
Segment Income (Loss)	4,701	1,744	11,958	4,181
General and Administrative	371	220	1,000	570
Finance Costs, Net	147	154	522	404
Integration, Transaction and Other Costs	27	44	95	123
Foreign Exchange (Gain) Loss, Net	(54)	157	288	(196)
(Gain) Loss on Divestiture of Assets	(96)	(106)	(186)	(109)
Other (Income) Loss, Net	(55)	(22)	(148)	(54)
Total Non-operating (Income) Expense	340	447	1,571	738
Earnings (Loss) Before Income Tax	4,361	1,297	10,387	3,443
Income Tax Expense (Recovery)	1,001	11	2,587	447
Net Earnings (Loss)	3,360	1,286	7,800	2,996
External Sales
Revenues
Gross Sales	17,937	14,053	50,364	41,198
Intersegment Sales
Revenues
Gross Sales	0	0	0	0
Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	5	17	98	(14)
Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management	2	(19)	(18)	(65)
Upstream
Revenues
Gross Sales	12,515	7,562	37,116	24,208
Less: Royalties	(1,953)	(858)	(4,597)	(2,385)
Revenues	10,562	6,704	32,519	21,823
Expenses
Purchased Product	1,205	674	4,523	2,952
Transportation and Blending	3,822	2,543	11,779	8,411
Operating	1,008	885	3,026	2,674
Operating Margin	4,535	2,590	13,158	7,775
Depreciation, Depletion and Amortization	1,300	1,098	3,892	3,141
Exploration Expense	15	1	31	9
(Income) Loss From Equity-Accounted Affiliates	(18)	(9)	(80)	(61)
Segment Income (Loss)	3,239	1,518	9,345	4,696
Upstream | External Sales
Revenues
Gross Sales	9,661	5,774	29,026	17,981
Upstream | Intersegment Sales
Revenues
Gross Sales	2,854	1,788	8,090	6,227
Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	(8)	12	33	11
Upstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management	(1)	(18)	(30)	(10)
Downstream
Revenues
Gross Sales	8,579	8,435	22,363	23,883
Less: Royalties	0	0	0	0
Revenues	8,579	8,435	22,363	23,883
Expenses
Purchased Product	6,266	7,321	17,307	21,281
Transportation and Blending	0	0	0	0
Operating	520	751	1,551	2,552
Operating Margin	1,794	364	3,481	56
Depreciation, Depletion and Amortization	158	200	473	606
Exploration Expense	0	0	0	0
(Income) Loss From Equity-Accounted Affiliates	0	0	0	0
Segment Income (Loss)	1,639	161	3,013	(545)
Downstream | External Sales
Revenues
Gross Sales	8,276	8,279	21,338	23,217
Downstream | Intersegment Sales
Revenues
Gross Sales	303	156	1,025	666
Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	1	1	24	(6)
Downstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management	3	(3)	(5)	(5)
Oil Sands | Upstream
Revenues
Gross Sales	11,087	6,748	32,686	21,115
Less: Royalties	(1,873)	(831)	(4,413)	(2,281)
Revenues	9,214	5,917	28,273	18,834
Expenses
Purchased Product	626	507	2,773	1,995
Transportation and Blending	3,728	2,452	11,508	8,138
Operating	767	655	2,352	2,032
Operating Margin	4,105	2,293	11,600	6,659
Depreciation, Depletion and Amortization	1,087	867	3,176	2,450
Exploration Expense	14	1	18	7
(Income) Loss From Equity-Accounted Affiliates	1	0	(27)	(38)
Segment Income (Loss)	3,004	1,437	8,467	4,243
Oil Sands | Upstream | External Sales
Revenues
Gross Sales	8,663	5,177	25,972	15,874
Oil Sands | Upstream | Intersegment Sales
Revenues
Gross Sales	2,424	1,571	6,714	5,241
Oil Sands | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	(12)	10	40	10
Oil Sands | Upstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management	(1)	(12)	(34)	(3)
Conventional | Upstream
Revenues
Gross Sales	943	429	2,886	1,922
Less: Royalties	(53)	(12)	(108)	(44)
Revenues	890	417	2,778	1,878
Expenses
Purchased Product	579	161	1,750	951
Transportation and Blending	87	86	250	259
Operating	118	127	332	369
Operating Margin	102	41	453	298
Depreciation, Depletion and Amortization	136	125	404	362
Exploration Expense	0	0	0	0
(Income) Loss From Equity-Accounted Affiliates	0	0	(1)	1
Segment Income (Loss)	(34)	(78)	46	(58)
Conventional | Upstream | External Sales
Revenues
Gross Sales	513	212	1,510	936
Conventional | Upstream | Intersegment Sales
Revenues
Gross Sales	430	217	1,376	986
Conventional | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	4	2	(7)	1
Conventional | Upstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management	0	(6)	4	(7)
Offshore | Upstream
Revenues
Gross Sales	485	385	1,544	1,171
Less: Royalties	(27)	(15)	(76)	(60)
Revenues	458	370	1,468	1,111
Expenses
Purchased Product	0	6	0	6
Transportation and Blending	7	5	21	14
Operating	123	103	342	273
Operating Margin	328	256	1,105	818
Depreciation, Depletion and Amortization	77	106	312	329
Exploration Expense	1	0	13	2
(Income) Loss From Equity-Accounted Affiliates	(19)	(9)	(52)	(24)
Segment Income (Loss)	269	159	832	511
Offshore | Upstream | External Sales
Revenues
Gross Sales	485	385	1,544	1,171
Offshore | Upstream | Intersegment Sales
Revenues
Gross Sales	0	0	0	0
Offshore | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	0	0	0	0
Offshore | Upstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management	0	0	0	0
Canadian Refining | Downstream
Revenues
Gross Sales	1,939	1,353	4,954	3,923
Less: Royalties	0	0	0	0
Revenues	1,939	1,353	4,954	3,923
Expenses
Purchased Product	1,385	1,102	3,724	3,218
Transportation and Blending	0	0	0	0
Operating	137	140	430	419
Operating Margin	417	111	800	286
Depreciation, Depletion and Amortization	46	40	136	139
Exploration Expense	0	0	0	0
(Income) Loss From Equity-Accounted Affiliates	0	0	0	0
Segment Income (Loss)	371	71	664	147
Canadian Refining | Downstream | External Sales
Revenues
Gross Sales	1,639	1,198	3,934	3,259
Canadian Refining | Downstream | Intersegment Sales
Revenues
Gross Sales	300	155	1,020	664
Canadian Refining | Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	0	0	0	0
Canadian Refining | Downstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management	0	0	0	0
U.S Refining | Downstream
Revenues
Gross Sales	6,640	7,082	17,409	19,960
Less: Royalties	0	0	0	0
Revenues	6,640	7,082	17,409	19,960
Expenses
Purchased Product	4,881	6,219	13,583	18,063
Transportation and Blending	0	0	0	0
Operating	383	611	1,121	2,133
Operating Margin	1,377	253	2,681	(230)
Depreciation, Depletion and Amortization	112	160	337	467
Exploration Expense	0	0	0	0
(Income) Loss From Equity-Accounted Affiliates	0	0	0	0
Segment Income (Loss)	1,268	90	2,349	(692)
U.S Refining | Downstream | External Sales
Revenues
Gross Sales	6,637	7,081	17,404	19,958
U.S Refining | Downstream | Intersegment Sales
Revenues
Gross Sales	3	1	5	2
U.S Refining | Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	(1)	(1)	24	(6)
U.S Refining | Downstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management	(3)	3	(5)	(5)
Corporate and Eliminations
Revenues
Gross Sales	(3,157)	(1,944)	(9,115)	(6,893)
Less: Royalties	0	0	0	0
Revenues	(3,157)	(1,944)	(9,115)	(6,893)
Expenses
Purchased Product	(2,760)	(1,855)	(7,958)	(6,133)
Transportation and Blending	(180)	(138)	(624)	(555)
Purchased Product, Transportation and Blending	(2,940)	(1,993)	(8,582)	(6,688)
Operating	(83)	(42)	(264)	(255)
Depreciation, Depletion and Amortization	23	24	72	73
Exploration Expense	0	0	0	0
(Income) Loss From Equity-Accounted Affiliates	0	0	1	16
Segment Income (Loss)	(177)	65	(400)	30
General and Administrative	371	220	1,000	570
Finance Costs, Net	147	154	522	404
Integration, Transaction and Other Costs	27	44	95	123
Foreign Exchange (Gain) Loss, Net	(54)	157	288	(196)
(Gain) Loss on Divestiture of Assets	(96)	(106)	(186)	(109)
Other (Income) Loss, Net	(55)	(22)	(148)	(54)
Total Non-operating (Income) Expense	340	447	1,571	738
Corporate and Eliminations | External Sales
Revenues
Gross Sales	0	0	0	0
Corporate and Eliminations | Intersegment Sales
Revenues
Gross Sales	(3,157)	(1,944)	(9,115)	(6,893)
Corporate and Eliminations | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	14	6	41	(19)
Corporate and Eliminations | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management	$ 6	$ (4)	$ 17	$ (50)